Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 16,187	$ 13,045	$ 64,473	$ 54,059
Cost of sales	7,521	7,648	34,702	23,474
Gross profit	8,666	5,397	29,771	30,585
Operating expenses:
Selling, general, and administrative expense	8,676	5,837	25,776	22,957
Research and development	1,644	1,438	6,609	6,919
Total operating expenses	10,320	7,275	32,385	29,876
Operating loss	(1,654)	(1,878)	(2,614)	709
Other income (expense):
Interest income (expense)	(135)	(120)	(693)	(277)
Other income (expense), net	1,898	(689)	(3,890)	572
Total other income (expense)	1,763	(809)	(4,583)	295
Income (loss) before income taxes	109	(2,687)	(7,197)	1,004
Income tax expense	723	226	1,246	2,018
Net loss	$ (614)	$ (2,913)	$ (8,443)	$ (1,014)
Net loss per share - basic	$ (0.02)	$ (0.12)	$ (0.32)	$ (0.04)
Net loss per share - diluted	$ (0.02)	$ (0.12)	$ (0.32)	$ (0.04)
Weighted-average shares outstanding - basic	34,544,935	25,000,000	26,382,190	25,000,000
Weighted-average shares outstanding - diluted	34,544,935	25,000,000	26,382,190	25,000,000